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                                                           RULE 497(b)(e) UNDER
                                                         SECURITIES ACT OF 1933
                                                              FILE NO. 33-72416



                                 PROSPECTUS OF
                              BRIDGEWAY FUND, INC.
                     BRIDGEWAY ULTRA-SMALL INDEX PORTFOLIO

                          As amended on March 31, 2001

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The Board of Directors has approved changing the name of the Bridgeway
Ultra-Small Index Portfolio, a series of the Bridgeway Fund, Inc., to Bridgeway Ultra-Small Company Tax Advantage Portfolio.

We will continue to purchase a representative sample of companies in the CRSP Cap-Based Portfolio 10 Index, based on market capitalization, sector and financial criteria. There are no changes to the investment objectives as described herein. However, the composition of the Portfolio may change less quickly than the Index itself, and our sampling methodology may lead to tracking error higher than industry norms as we continue to seek high tax efficiency.

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